Cash and Cash Equivalents - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Interest Income, Deposits with Financial Institutions	¥ 1.4	¥ 2.4	¥ 4.1